Stock-Based Compensation (Details) - Schedule of Significant Ranges of Outstanding and Exercisable Options	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
$1.57 - $14.99 [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Number Outstanding (in Shares) | shares	37,000
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	305 years 7 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 106
Options Exercisable, Number Exercisable (in Shares) | shares	22,000
Options Exercisable, Weighted Average Exercise Price	$ 102.8
$1.57 - $14.99 [Member] | Minimum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	62.8
$1.57 - $14.99 [Member] | Maximum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 599.6
$15.00 - $25.59 [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	29 years 7 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 600
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 600
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$15.00 - $25.59 [Member] | Minimum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 600
$15.00 - $25.59 [Member] | Maximum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 1,023.6
$25.60 - $143.99 [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	66 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 2,000
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 2,000
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$25.60 - $143.99 [Member] | Minimum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 1,024
$25.60 - $143.99 [Member] | Maximum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 5,759.6
$144.00 - $409.99 [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	138 years 4 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 5,760
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 5,760
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$144.00 - $409.99 [Member] | Minimum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 5,760
$144.00 - $409.99 [Member] | Maximum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 16,399.6
$410.00 - $924.00 [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	67 years 7 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 16,400
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 16,400
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$410.00 - $924.00 [Member] | Minimum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 16,400
$410.00 - $924.00 [Member] | Maximum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 36,960
$1.57 - $924.00 [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Number Outstanding (in Shares) | shares	37,000
Options Outstanding, Weighted Average Exercise Price	$ 132.8
Options Exercisable, Number Exercisable (in Shares) | shares	22,000
Options Exercisable, Weighted Average Exercise Price	$ 149.6
$1.57 - $924.00 [Member] | Minimum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	62.8
$1.57 - $924.00 [Member] | Maximum [Member]
Summary of Significant Ranges of Outstanding and Exercisable Options [Abstract]
Options Outstanding, Range of Exercise Price	$ 36,960